Other reserves	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves	Other reserves
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2021	37,298	154	129	906	(25,735)	12,752
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	6,033	6,033
Transfer from other comprehensive income	—	—	—	—	(15)	(15)
Share-based compensation	—	—	—	(219)	—	(219)
At June 30, 2021	37,298	154	129	687	(19,717)	18,552
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(5,642)	(5,642)
Transfer from other comprehensive income	—	—	—	—	17	17
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(324)	—	(324)
At June 30, 2020	37,298	154	129	725	(29,798)	8,508
The merger reserve and share premium reserve were established as a consequence of Royal Dutch Shell plc becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell
Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc. The capital redemption reserve was established in connection with repurchases of shares of Royal Dutch Shell plc. The share plan reserve is in respect of equity-settled share-based compensation plans.